Asset Impairments and Restructuring Asset Impairments and Restructuring (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
The following is a summary of the Company’s consolidated restructuring reserves and related activity. Substantially all of the Company’s restructuring expenses are related to employee severance and termination benefit costs. Information in the table below includes amounts associated with the Company's discontinued operations.

	Interiors	Climate	Electronics	Central	Total
	(Dollars in Millions)
Predecessor – December 31, 2008	$49	$3	$4	$8	$64
Expenses	22	5	13	44	84
Utilization	(50)	(8)	(4)	(47)	(109)
Predecessor – December 31, 2009	$21	$—	$13	$5	$39
Expenses	6	1	2	11	20
Exchange	(1)	—	—	—	(1)
Utilization	(9)	(1)	(13)	(14)	(37)
Predecessor – October 1, 2010	$17	$—	$2	$2	$21
Expenses	24	2	1	1	28
Exchange	(1)	—	—	—	(1)
Utilization	(3)	—	—	(2)	(5)
Successor – December 31, 2010	$37	$2	$3	$1	$43
Expenses	7	3	24	—	34
Reversals	(7)	(1)	(2)	—	(10)
Exchange	2	—	(2)	—	—
Utilization	(33)	(3)	(4)	(1)	(41)
Successor – December 31, 2011	$6	$1	$19	$—	$26